Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
As of beginning	$ 850	$ 923
Additions	7,676	735
Share of los of associates	(16)	(9)
Recovery	(224)	(170)
Used during the period / year	(67)	(209)
Inflation adjustment	(1,456)	(420)
As of end	6,763	850	$ 923
Inflation adjustment	14,323	6,012	(5,109)
Legal Claims [Member]
Statement [Line Items]
As of beginning	833	897
Additions	7,676	735
Recovery	(224)	(170)
Used during the period / year	(67)	(209)
As of end	6,762	833	897
Share of Profit of associates	0	0
Inflation adjustment	(1,456)	(420)
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
As of beginning	17	26
Additions	0	0
Recovery	0	0
Used during the period / year	0	0
As of end	1	17	$ 26
Share of Profit of associates	(16)	(9)
Inflation adjustment	$ 0	$ 0